ENTITY-WIDE DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2025
Segments, Geographical Areas [Abstract]
Schedule of Total Revenues by Geographical Location
	Year ended December 31,
	2025	2024	2023
Sale of products
United States	$30,758	$29,678	$23,937
Israel	7,935	3,146	3,527
Europe	3,708	3,658	1,802
Other	8,449	11,228	5,975
	$50,850	$47,710	$35,241

	Year ended December 31,
	2025	2024	2023
Sale of Services
United States	$86,960	$74,648	$58,062
Israel	6,071	4,722	4,170
Europe	16,975	12,294	6,656
Other	17,159	12,742	9,665
	$127,165	$104,406	$78,553

Schedule of Long-Lived Assets by Geographical Location
	December 31,
	2025	2024	2023
United States	$37,790	$34,822	$35,002
Israel	14,939	13,773	11,569
Total	$52,729	$48,595	$46,571